Business Combinations (Acquisition of ICE HK and Its Affiliate) (Details) (ICE Group [Member], USD $)	1 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Percentage of acquired equity interest	100.00%
Cash consideration	$ 7,000,000
Percentage of voting interest acquired	100.00%
Charges for impairment of acquired intangible assets		1,100,000	0	0
Measurement period adjustment		0
Estimated average weighted useful life	2 years
Goodwill	10,258,000
Game operating platform [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired	221,000
Registered game players [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired	$ 31,000